EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2016
EARNINGS PER SHARE [Abstract]
Schedule of Earnings Per Share

		For the years ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Numerator:
Net income from continuing operations	698,142,945	766,539,314	990,235,555
Net income from discontinued operations	28,053,977	93,759,774	1,001,564,260
Total net income	726,196,922	860,299,088	1,991,799,815

Net income from continuing operations	698,142,945	766,539,314	990,235,555
Less: Net loss attributable to non-controlling interests from continuing operations	-	(63,348)	(432,541)
Net income attributable to Jinkosolar’s ordinary shareholders from continuing operations	698,142,945	766,602,662	990,668,096

Net income from discontinued operations	28,053,977	93,759,774	1,001,564,260
Less: Net income attributable to non-controlling interests from discontinued operations	851,167	4,270,460	6,044,451
Less: Accretion to redemption value of redeemable non-controlling interests from discontinued operations	52,320,700	172,340,442	159,477,930
Net income/(loss) attributable to Jinkosolar’s ordinary shareholders from discontinued operations	(25,117,890)	(82,851,128)	836,041,879

Net income attributable to Jinkosolar’s ordinary shareholders from continuing operations	698,142,945	766,602,662	990,668,096
Dilutive effects of Convertible senior notes	(79,967,781)	-	6,142,661
Numerator for diluted income per share for continuing operations	618,175,164	766,602,662	996,810,757

Numerator for diluted income/(loss) per share for discontinued operations	(25,117,890)	(82,851,128)	836,041,879

Denominator:
Denominator for basic earnings per share - weighted average number of ordinary shares outstanding	122,980,870	124,618,416	125,870,272
Dilutive effects of share options	3,934,741	3,184,545	2,246,095
Assumed conversion of convertible senior notes	26,870,920	-	2,474,074
Denominator for diluted calculation - weighted average number of ordinary shares outstanding	153,786,531	127,802,961	130,590,441
Continuing operations:
Basic earnings per share attributable to Jinkosolar's ordinary shareholders from continuing operations	5.67	6.15	7.87
Diluted earnings per share attributable to Jinkosolar's ordinary shareholders from continuing operations	4.02	6.00	7.63
Discontinued operations
Basic earnings/(loss) per share attributable to Jinkosolar's ordinary shareholders from discontinued operations	(0.20)	(0.66)	6.64
Diluted earnings/(loss) per share attributable to Jinkosolar's ordinary shareholders from discontinued operations	(0.16)	(0.65)	6.40